Condensed Consolidated Balance Sheet (Unaudited) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current Assets:
Cash	$ 3,186
Total current assets	3,186
Investments in real estate	158,825
TOTAL ASSETS	162,011
Current Liabilities:
Accounts payable	45,819
Accrued expenses	6,402
Accrued payroll	26,132
Accrued payroll to stockholder	104,029
Notes payable	54,600
Advances from stockholder	184,300
Total current liabilities	421,282
Notes payable, net of current portion	21,500
TOTAL LIABILITIES	442,782
STOCKHOLDERS' DEFICIT:
Common stock, $0.0001 par value, 100,000,000 shares authorized, 6,300,000 and 3,500,000 shares issued and outstanding	630	$ 350
Additional paid-in capital	230,460	357
Accumulated deficit	(511,861)	$ (707)
Total stockholders' deficit	(280,771)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 162,011